Provisions and contingent liabilities	12 Months Ended
Oct. 31, 2021
Provisions and contingent liabilities [Abstract]
Provisions and contingent liabilities
21 Provisions and contingent liabilities

	October 31, 2021	October 31, 2020
	$m	$m
Onerous leases and dilapidations	25.4	16.9
Restructuring	23.0	30.8
Legal	25.0	9.7
Other	12.1	14.8
Total	85.5	72.2

Current	65.7	49.7
Non-current	19.8	22.5
Total	85.5	72.2

		Onerous contracts and dilapidations	Restructuring	Legal	Other	Total
	Note	$m	$m	$m	$m	$m
At November 1, 2020		16.9	30.8	9.7	14.8	72.2
Acquisitions	31	-	-	-	0.1	0.1
Additional provision in the year		17.9	32.6	93.3	3.1	146.9
Released		(2.5)	(7.6)	(2.5)	(2.8)	(15.4)
Utilization of provision		(5.9)	(32.8)	(75.6)	(3.1)	(117.4)
Effects of movements in exchange rates		0.2	-	0.1	-	0.3
Transferred to current liabilities classified as held for sale		(1.2)	-	-	-	(1.2)
At October 31, 2021		25.4	23.0	25.0	12.1	85.5

Current		11.6	19.0	25.0	10.1	65.7
Non-current		13.8	4.0	-	2.0	19.8
Total		25.4	23.0	25.0	12.1	85.5

Onerous contracts and dilapidations provisions
The onerous contracts include onerous non-rental related property costs and other onerous contracts. Additional onerous contracts in relation to property of $4.8 million was recorded in the year ended October 31, 2021 (2020: $3.2 million), mainly across European and US sites, as the property portfolio was reassessed, including planned site vacations. Additional provisions of $10.4 million were also recorded for other onerous contracts principally related to IT contracts in relation to the Group’s former enterprise platforms.

The dilapidations provision relates to obligations to restore leased Group properties. The positions regarding the non-rental related property costs are expected to be fully utilized within 13 years. An additional provision of $2.7 million was recorded in the year ended October 31, 2021 (2020: $3.2 million) following a review of obligations to restore leased property at the end of the lease period.

Restructuring provisions
Restructuring provisions relate to severance resulting from headcount reductions. The majority of provisions are expected to be fully utilized within 12 months. Restructuring costs are reported within exceptional costs (note 4, “Exceptional items”).

Legal provisions and Contingent liabilities
Legal provisions include the directors’ best estimate of the likely outflow of economic benefits associated with on-going legal matters. This includes the following two matters:

Patent litigation
On the matter of litigation with Wapp the Company reached a settlement with Wapp for payment of $67.5 million to completely resolve the dispute for itself and its customers without admission of liability during the year. The matter was previously disclosed as a contingent liability. The provision movement in the period includes this settlement and associated costs. In line with our accounting policy, the cost of recording this provision has been treated as an exceptional cost in the Consolidated Statement of Comprehensive Income for the year ended October 31, 2021 and further details can be found in note 4, “Exceptional items.”

Shareholder litigation
The shareholder litigation complaint in the United States District Court for the Southern District of New York, previously disclosed as a contingent liability, has been followed by a mediation during the period where the parties have reached an agreement to settle the case on terms including a payment of $15.0 million to a settlement class. The proposed settlement is subject to the court’s approval. The Group has recognized a legal provision of $15.0 million and an insurance receivable, within other receivables, of $15.0 million. Therefore, the charge to establish the provision nets to zero in the Consolidated Statement of Comprehensive Income for the shareholder litigation. The settlement amount will be paid from insurance coverage. The Company and all defendants have denied, and continue to deny, the claims alleged in the case and the settlement does not reflect any admission of fault, wrongdoing or liability as to any defendant.

In the Superior Court of California, the matter is ongoing. No liability has been recognized in this case as it is too soon to estimate whether there will be any financial impact.
California employee claim
In 2018, a putative class action complaint was filed alleging that HPE pays California-based female employees “systemically lower compensation” than male employees performing substantially similar work. This action remains on-going. As part of the Group’s acquisition of the HPE Software business, terms were agreed that allocate potential financial responsibility for litigation between both parties. The Group has recognised no liability in this case as we are unable to estimate whether there will be any financial impact.
Other provisions
Other provisions at October 31, 2021 predominantly relate to interest on uncertain tax provisions of $5.6 million (2020: $7.6 million) and a provision for estimated unclaimed property exposure pertaining to accounts payable of $4.2 million (2020: $4.4 million). Discussion on the EU State Aid tax contingent liability in relation to the EU State Aid case is included in note 7, “Taxation”.